Basis for Preparation of Financial Statements and Applicable Accounting Standards - Summary of Total Assets, Liabilities and Net Shareholders Equity (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	$ 774,529,063	$ 606,152,201
Liabilities	622,983,252	461,759,370
Equity attributable to the owners of the Bank	151,543,943	144,390,918
Equity attributable to non-controlling interests	1,868	1,913
Banco Macro SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	754,592,917	601,950,983
Liabilities	603,048,974	457,560,065
Equity attributable to the owners of the Bank	151,543,943	144,390,918
Macro Bank Limited [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	7,561,808	4,681,429
Liabilities	4,957,062	1,983,781
Equity attributable to the owners of the Bank	2,604,746	2,697,648
Macro Securities SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	19,266,913	5,478,637
Liabilities	17,597,611	3,722,427
Equity attributable to the owners of the Bank	1,592,455	1,660,662
Equity attributable to non-controlling interests	76,847	95,548
Macro Fiducia SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	88,400	87,150
Liabilities	5,380	4,280
Equity attributable to the owners of the Bank	83,020	82,870
Argenpay SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	351,736	10,506
Liabilities	169,722	769
Equity attributable to the owners of the Bank	182,014	9,737
Eliminations [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	(7,332,711)	(6,056,504)
Liabilities	(2,795,497)	(1,511,952)
Equity attributable to the owners of the Bank	(4,462,235)	(4,450,917)
Equity attributable to non-controlling interests	$ (74,979)	$ (93,635)